OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2022
Comprehensive Income [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 9:-	OTHER COMPREHENSIVE INCOME (LOSS)

The following table shows the changes of accumulated other comprehensive loss, for the six months ended June 30, 2022:

	Six months ended June 30, 2022
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(6,365)	$8	$(6,357)

Other comprehensive loss before reclassifications	135	(2,397)	(2,262)
Amounts reclassified from accumulated other comprehensive income	-	642	642

Net current-period other comprehensive loss	135	(1,755)	(1,620)

Ending balance	$(6,230)	$(1,747)	$(7,977)